UNITED STATES
     SECURITIES AND EXCHANGE COMMISSION
     WASHINGTON, D.C. 20549


     FORM 13F

     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):
[  ] is a restatement.

[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:      Wilson/Bennett Capital Management, Inc.
Address:   8270 Greensboro Drive, 4th floor
           Mclean, VA  22102
13F File Number: 28-5872

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  James S. O'Donnell
Title: President
Phone: 703-584-6027

December 31, 2008  	James S. O'Donnell	McLean, Virginia
[Date]            	[Signature]    		[City, State}


Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:
0

Form 13F Information Table Entry Total: 19
Form 13F Information Table Value Total: $10,704,730.61






List of Other Included Managers:
None




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


Symbol	Security					Type	Quantity	Cusip		Value		Voting
mmm	3M CO COM					com	10,944.22	88579Y101	$629,730.26	sole
pep	PEPSICO INC					com	4,020.00	713448108	$220,175.40	sole
ibm	INTERNATIONAL BUSINESS MACHS CORP COM		com	7,714.00	459200101	$649,210.24	sole
nvs	NOVARTISAG ADR ISIN #US66987V1098		com	9,104.00	66987v109	$453,015.04	sole
pm	PHILIP MORRIS INTL INC COM			com	9,589.00	718172109	$417,217.39	sole
mo	ALTRIA GROUP INC COM				com	10,261.71	02209S103	$154,541.35	sole
xom	EXXON MOBIL CORP COM				com	12,276.00	30231G102	$979,993.08	sole
cat	CATERPILLAR INC					com	13,321.00	149123101	$595,049.07	sole
jnj	JOHNSON & JOHNSON COM				com	14,397.00	478160104	$861,372.51	sole
dd	DU PONT E I DE NEMOURS & COMPANY		com	15,369.00	263534109	$388,835.70	sole
pg	PROCTER & GAMBLE CO COM				com	16,001.00	742718109	$989,181.82	sole
axp	AMERICAN EXPRESS COMPANY			com	20,091.00	025816109	$372,688.05	sole
t	AT&T						com	22,884.00	00206R102	$652,194.00	sole
jpm	JP MORGAN CHASE & CO COM ISIN#US46625H1005	com	23,656.00	46625H100	$745,873.68	sole
nok	NOKIA CORP SPONSORED ADR			com	24,542.00	654902204	$382,855.20	sole
ge	GENERAL ELECTRIC CO COM				com	31,249.00	369604103	$506,233.80	sole
intc	INTEL CORP COM					com	31,263.00	458140100	$458,315.58	sole
hd	HOME DEPOT INC COM				com	32,058.00	437076102	$737,975.16	sole
bac	BANK OF AMERICA COM				com	36,241.00	060505104	$510,273.28	sole

